Fair Value - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Millions	Sep. 30, 2026	Mar. 31, 2026
Financial assets
Short-term investments	$ 370	$ 850
Financial liabilities
Foreign currency forward contracts	9	10
Total financial liabilities	9	10
Fair Value, Inputs, Level 1, Level 2, and Level 3
Financial assets
Money market funds	2,622	2,456
Short-term investments	370	850
Equity investments	303	153
Available-for-sale debt securities	20	13
Total financial assets	3,315	3,472
Level 1
Financial assets
Money market funds	2,622	2,456
Short-term investments	370	850
Equity investments	243	96
Available-for-sale debt securities	0	0
Total financial assets	3,235	3,402
Financial liabilities
Foreign currency forward contracts	0	0
Total financial liabilities	0	0
Level 2
Financial assets
Money market funds	0	0
Short-term investments	0	0
Equity investments	0	0
Available-for-sale debt securities	0	0
Total financial assets	0	0
Financial liabilities
Foreign currency forward contracts	9	10
Total financial liabilities	9	10
Level 3
Financial assets
Money market funds	0	0
Short-term investments	0	0
Equity investments	60	57
Available-for-sale debt securities	20	13
Total financial assets	80	70
Financial liabilities
Foreign currency forward contracts	0	0
Total financial liabilities	$ 0	$ 0